Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2021
Components of total pension costs
Components of net periodic benefit costs
	Defined benefit pension plans						Other post-retirement defined benefit plan
	Switzerland			International			International
in	2021	2020	2019	2021	2020	2019	2021	2020	2019
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	224	203	256	16	15	14	0	0	0
Interest costs on benefit obligation	10	20	52	51	68	90	2	4	6
Expected return on plan assets	(421)	(352)	(394)	(65)	(85)	(108)	0	0	0
Amortization of recognized prior service cost/(credit)	(121)	(167)	(155)	1	1	1	0	0	0
Amortization of recognized actuarial losses/(gains)	355	334	293	14	13	19	1	1	3
Settlement losses/(gains)	10	8	41	8	(1)	0	0	0	0
Curtailment losses/(gains)	2	(10)	0	0	0	0	0	0	0
Special termination benefits	16	8	14	0	0	0	0	0	0
Net periodic benefit costs/(credits)	75	44	107	25	11	16	3	5	9
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses or, except for 2019, in restructuring expenses.

Obligations and funded status of the plans
Obligations and funded status of the plans
	Defined benefit pension plans				Other post-retirement defined benefit plan
	Switzerland		International		International
in / end of	2021	2020	2021	2020	2021	2020
PBO (CHF million) [1]
Beginning of the measurement period	16,102	15,979	3,482	3,325	156	164
Plan participant contributions	146	143	0	0	0	0
Service cost	224	203	16	15	0	0
Interest cost	10	20	51	68	2	4
Plan amendments	0	0	(4)	5	0	0
Settlements	(48)	(28)	(448)	(23)	0	0
Curtailments	8	(17)	0	0	0	0
Special termination benefits	16	8	0	0	0	0
Actuarial losses/(gains)	321	857	(100)	456	(14)	13
Benefit payments	(724)	(1,063)	(66)	(156)	(10)	(11)
Exchange rate losses/(gains)	0	0	101	(208)	6	(14)
End of the measurement period	16,055	16,102	3,032	3,482	140	156
Fair value of plan assets (CHF million)
Beginning of the measurement period	18,000	17,790	4,212	4,111	0	0
Actual return on plan assets	1,610	860	(45)	476	0	0
Employer contributions	312	298	17	61	10	11
Plan participant contributions	146	143	0	0	0	0
Settlements	(48)	(28)	(448)	(23)	0	0
Benefit payments	(724)	(1,063)	(66)	(156)	(10)	(11)
Exchange rate gains/(losses)	0	0	132	(257)	0	0
End of the measurement period	19,296	18,000	3,802	4,212	0	0
Funded status recognized (CHF million)
Funded status of the plan – overfunded/(underfunded)	3,241	1,898	770	730	(140)	(156)
Funded status recognized in the consolidated balance sheet as of December 31	3,241	1,898	770	730	(140)	(156)
Total amount recognized (CHF million)
Noncurrent assets	3,241	1,898	974	975	0	0
Current liabilities	0	0	(7)	(8)	(10)	(11)
Noncurrent liabilities	0	0	(197)	(237)	(130)	(145)
Net amount recognized in the consolidated balance sheet as of December 31	3,241	1,898	770	730	(140)	(156)
ABO (CHF million) [2]
End of the measurement period	15,275	15,637	3,001	3,449	140	156
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	International
	PBO exceeds fair value of plan assets		ABO exceeds fair value of plan assets
December 31	2021	2020	2021	2020
PBO/ABO exceeded plan assets (CHF million)
PBO	412	1,404	403	1,393
ABO	387	1,377	380	1,369
Fair value of plan assets	208	1,159	200	1,150

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post-retirement defined benefit plan		Total
end of	2021	2020	2021	2020	2021	2020
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(2,678)	(3,688)	(27)	(39)	(2,705)	(3,727)
Prior service credits/(costs)	362	453	3	3	365	456
Total	(2,316)	(3,235)	(24)	(36)	(2,340)	(3,271)

Amounts recognized in other comprehensive income
Amounts recognized in OCI
	Defined benefit pension plans			Other post-retirement defined benefit plan
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2021 (CHF million)
Actuarial gains/(losses)	858	(153)	705	14	(3)	11	716
Prior service credits/(costs)	4	(1)	3	0	0	0	3
Amortization of actuarial losses/(gains)	369	(67)	302	1	0	1	303
Amortization of prior service costs/(credits)	(120)	23	(97)	0	0	0	(97)
Immediate recognition due to curtailment/settlement	11	(5)	6	0	0	0	6
Total	1,122	(203)	919	15	(3)	12	931
2020 (CHF million)
Actuarial gains/(losses)	(414)	83	(331)	(13)	3	(10)	(341)
Prior service credits/(costs)	(5)	0	(5)	0	0	0	(5)
Amortization of actuarial losses/(gains)	347	(64)	283	1	0	1	284
Amortization of prior service costs/(credits)	(166)	31	(135)	0	0	0	(135)
Immediate recognition due to curtailment/settlement	14	(2)	12	0	0	0	12
Total	(224)	48	(176)	(12)	3	(9)	(185)

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	Defined benefit pension plans						Other post-retirement defined benefit plan
	Switzerland			International			International
December 31	2021	2020	2019	2021	2020	2019	2021	2020	2019
Net periodic benefit cost (%)
Discount rate - service costs	0.63	0.69	1.19	3.22	3.04	3.28	–	–	4.38
Discount rate - interest costs	0.06	0.13	0.57	1.62	2.39	3.28	1.74	2.77	3.95
Salary increases	1.50	1.50	0.75	2.98	2.84	2.92	–	–	–
Interest rate on savings balances	1.25	0.45	1.03	–	–	–	–	–	–
Expected long-term rate of return on plan assets	2.50	2.10	2.40	1.79	2.37	3.00	–	–	–
Benefit obligation (%)
Discount rate	0.56	0.40	0.45	2.15	1.67	2.38	2.89	2.55	3.23
Salary increases	1.50	1.50	1.50	3.33	2.98	2.84	–	–	–
Interest rate on savings balances	1.50	1.25	0.45	–	–	–	–	–	–

Mortality tables and life expectancies for major plans
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2021	2020	2021	2020	2021	2020	2021	2020
Life expectancy (years)
Switzerland	BVG 2020 tables	[1]	21.7	21.7	23.3	23.3	23.4	23.7	25.0	25.3
UK	SAPS S3 light tables	[2]	23.5	23.3	24.7	24.9	25.0	24.5	26.4	26.3
US	Pri-2012 mortality tables	[3]	20.6	21.1	21.8	22.3	22.5	22.8	23.7	23.9
1 The BVG 2020 tables were used, which included final 2018 CMI projections, with a long-term rate of improvement of 1.25% per annum.
2 102% of Self-Administered Pension Scheme (SAPS) S3 light tables were used, which included final CMI projections, with a long-term rate of improvement of 1.25% per annum.
3 The Private retirement plan 2012 (Pri-2012) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.

Health care cost trend rates and sensitivity
Health care cost trend rates
in / end of	2021	2020	2019
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	6.5	7.0	8.0
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 4.5% by 2030.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
end of	2021						2020
	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	313	0		0	0	313	458	0		0	0	458
Debt securities	0	6,315		0	469	6,784	0	5,446		0	438	5,884
of which corporates	0	6,315		0	469	6,784	0	5,446	[1]	0	438	5,884
Equity securities	0	5,264		0	0	5,264	71	5,249	[1]	0	0	5,320
Real estate	0	2,040		1,514	0	3,554	0	1,795		1,444	0	3,239
of which direct	0	0		1,514	0	1,514	0	0		1,444	0	1,444
of which indirect	0	2,040		0	0	2,040	0	1,795		0	0	1,795
Alternative investments	491	327		0	2,563	3,381	433	514		0	2,152	3,099
of which private equity	0	0		0	2,431	2,431	0	0		0	1,794	1,794
of which hedge funds	0	221		0	0	221	0	413		0	1	414
of which other	491	106		0	132	729	433	101		0	357	891
Switzerland	804	13,946		1,514	3,032	19,296	962	13,004		1,444	2,590	18,000
Cash and cash equivalents	9	101		0	0	110	17	247		0	0	264
Debt securities	2,328	769		0	434	3,531	2,169	1,222		0	422	3,813
of which governments	2,328	4		0	0	2,332	2,169	7		0	0	2,176
of which corporates	0	765		0	434	1,199	0	1,215	[1]	0	422	1,637
Equity securities	0	44		0	57	101	0	33	[1]	0	52	85
Real estate – indirect	0	0		0	0	0	0	0		0	20	20
Alternative investments	0	(27)		0	0	(27)	0	(47)		0	0	(47)
of which hedge funds	0	0		0	0	0	0	0		0	0	0
of which other	0	(27)	[2]	0	0	(27)	0	(47)	[2]	0	0	(47)
Other investments	0	87		0	0	87	0	77		0	0	77
International	2,337	974		0	491	3,802	2,186	1,532		0	494	4,212
Total plan assets at fair value	3,141	14,920		1,514	3,523	23,098	3,148	14,536		1,444	3,084	22,212
The Swiss pension fund uses exchange-traded futures to manage the economic exposure of the portfolio. Under US GAAP, these futures are not carried at fair value as they are settled on a daily basis and are considered brokerage receivables and payables. Consequently, they are excluded from this table. These futures increased/(decreased) the economic exposure to cash and cash equivalents by CHF (59) million and CHF 462 million in 2021 and 2020, respectively, increased the economic exposure to debt securities – corporate bonds by CHF 245 million in 2021 and decreased the economic exposure to equity securities by CHF 186 million and CHF 462 million in 2021 and 2020, respectively.

1 Prior period has been revised to reclassify the leveling of certain plan assets.
2 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2021 (CHF million)
Real estate	1,444	0	0	65	0	5	0	1,514
of which direct	1,444	0	0	65	0	5	0	1,514
Total plan assets at fair value	1,444	0	0	65	0	5	0	1,514
of which Switzerland	1,444	0	0	65	0	5	0	1,514
2020 (CHF million)
Real estate	1,351	0	0	69	0	24	0	1,444
of which direct	1,351	0	0	69	0	24	0	1,444
Total plan assets at fair value	1,351	0	0	69	0	24	0	1,444
of which Switzerland	1,351	0	0	69	0	24	0	1,444

Weighted-average plan asset allocation as of the measurement date
Plan asset allocation
	Switzerland		International
December 31	2021	2020	2021	2020
Weighted-average (%)
Cash and cash equivalents	1.6	2.5	2.9	6.3
Debt securities	35.2	32.7	92.9	90.5
Equity securities	27.3	29.6	2.6	2.0
Real estate	18.4	18.0	0.0	0.5
Alternative investments	17.5	17.2	(0.7)	(1.1)
Insurance	0.0	0.0	2.3	1.8
Total	100.0	100.0	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively
2022 target plan asset allocation
	Switzerland	International
Weighted-average (%)
Cash and cash equivalents	7.0	0.3
Debt securities	32.0	93.4
Equity securities	25.0	2.2
Real estate	21.0	0.6
Alternative investments	15.0	1.2
Insurance	0.0	2.3
Total	100.0	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments
	Defined benefit pension plans	Other post-retirement defined benefit plan
Payments (CHF million)
2022	987	10
2023	916	10
2024	914	10
2025	899	9
2026	904	9
For five years thereafter	4,485	34

Bank
Components of total pension costs
Components of net periodic benefit costs
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
in	2021	2020	2019	2021	2020	2019
Net periodic benefit costs (CHF million)
Service costs on benefit obligation	14	14	14	0	0	0
Interest costs on benefit obligation	49	68	90	2	4	6
Expected return on plan assets	(65)	(85)	(108)	0	0	0
Amortization of recognized prior service cost/(credit)	1	1	1	0	0	0
Amortization of recognized actuarial losses/(gains)	14	13	19	1	1	3
Settlement losses/(gains)	8	(1)	0	0	0	0
Net periodic benefit costs/(credits)	21	10	16	3	5	9
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses.

Obligations and funded status of the plans
Obligations and funded status of the plans
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plan
in / end of	2021	2020	2021	2020
PBO (CHF million) [1]
Beginning of the measurement period	3,475	3,325	156	164
Service cost	14	14	0	0
Interest cost	49	68	2	4
Plan amendments	(4)	5	0	0
Settlements	(448)	(23)	0	0
Actuarial losses/(gains)	(100)	453	(14)	13
Business combinations and transfers	0	(3)	0	0
Benefit payments	(65)	(156)	(10)	(11)
Exchange rate losses/(gains)	101	(208)	6	(14)
End of the measurement period	3,022	3,475	140	156
Fair value of plan assets (CHF million)
Beginning of the measurement period	4,212	4,111	0	0
Actual return on plan assets	(45)	476	0	0
Employer contributions	16	61	10	11
Settlements	(448)	(23)	0	0
Benefit payments	(65)	(156)	(10)	(11)
Exchange rate gains/(losses)	132	(257)	0	0
End of the measurement period	3,802	4,212	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	780	737	(140)	(156)
Funded status recognized in the consolidated balance sheet as of December 31	780	737	(140)	(156)
Total amount recognized (CHF million)
Noncurrent assets	975	975	0	0
Current liabilities	(7)	(8)	(10)	(11)
Noncurrent liabilities	(188)	(230)	(130)	(145)
Net amount recognized in the consolidated balance sheet as of December 31	780	737	(140)	(156)
ABO (CHF million) [2]
End of the measurement period	2,996	3,445	140	156
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets
	PBO exceeds fair value of plan assets		ABO exceeds fair value of plan assets
December 31	2021	2020	2021	2020
PBO/ABO exceeded plan assets (CHF million)
PBO	402	1,397	393	1,386
ABO	382	1,373	375	1,365
Fair value of plan assets	208	1,159	200	1,150

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax
	International single-employer defined benefit pension plans		Other post-retirement defined benefit plan		Total
end of	2021	2020	2021	2020	2021	2020
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(402)	(421)	(27)	(39)	(429)	(460)
Prior service credits/(costs)	(9)	(14)	3	3	(6)	(11)
Total	(411)	(435)	(24)	(36)	(435)	(471)

Amounts recognized in other comprehensive income
Amounts recognized in OCI
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
in	Gross	Tax	Net	Gross	Tax	Net	Total net
2021 (CHF million)
Actuarial gains/(losses)	(10)	12	2	14	(3)	11	13
Prior service credits/(costs)	4	(1)	3	0	0	0	3
Amortization of actuarial losses/(gains)	14	(3)	11	1	0	1	12
Amortization of prior service costs/(credits)	1	0	1	0	0	0	1
Immediate recognition due to curtailment/settlement	8	(1)	7	0	0	0	7
Total	17	7	24	15	(3)	12	36
2020 (CHF million)
Actuarial gains/(losses)	(62)	17	(45)	(13)	3	(10)	(55)
Prior service credits/(costs)	(5)	1	(4)	0	0	0	(4)
Amortization of actuarial losses/(gains)	13	(1)	12	1	0	1	13
Amortization of prior service costs/(credits)	1	(1)	0	0	0	0	0
Immediate recognition due to curtailment/settlement	(1)	0	(1)	0	0	0	(1)
Total	(54)	16	(38)	(12)	3	(9)	(47)

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation
	International single-employer defined benefit pension plans			Other post-retirement defined benefit plan
December 31	2021	2020	2019	2021	2020	2019
Net periodic benefit cost (%)
Discount rate - service cost	2.64	2.62	3.28	–	–	4.38
Discount rate - interest cost	1.56	2.37	3.28	1.74	2.77	3.95
Salary increases	2.97	2.84	2.92	–	–	–
Expected long-term rate of return on plan assets	1.79	2.37	3.00	–	–	–
Benefit obligation (%)
Discount rate	2.13	1.66	2.38	2.89	2.55	3.23
Salary increases	3.32	2.97	2.84	–	–	–

Mortality tables and life expectancies for major plans
Mortality tables and life expectancies for major plans
			Life expectancy at age 65 for a male member currently				Life expectancy at age 65 for a female member currently
			aged 65		aged 45		aged 65		aged 45
December 31			2021	2020	2021	2020	2021	2020	2021	2020
Life expectancy (years)
UK	SAPS S3 light tables	[1]	23.5	23.3	24.7	24.9	25.0	24.5	26.4	26.3
US	Pri-2012 mortality tables	[2]	20.6	21.1	21.8	22.3	22.5	22.8	23.7	23.9
1 102% of Self-Administered Pension Scheme (SAPS) S3 light tables were used, which included final CMI projections, with a long-term rate of improvement of 1.25% per annum.
2 The Private retirement plan 2012 (Pri-2012) mortality tables were used, with projections based on the Social Security Administration's intermediate improvement scale.

Health care cost trend rates and sensitivity
Health care cost trend rates
in / end of	2021	2020	2019
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	6.5	7.0	8.0
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 4.5% by 2030.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis
	2021						2020
end of	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total	Level 1	Level 2		Level 3	Assets measured at net asset value per share	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	9	101		0	0	110	17	247		0	0	264
Debt securities	2,328	769		0	434	3,531	2,169	1,222		0	422	3,813
of which governments	2,328	4		0	0	2,332	2,169	7		0	0	2,176
of which corporates	0	765		0	434	1,199	0	1,215	[1]	0	422	1,637
Equity securities	0	44		0	57	101	0	33	[1]	0	52	85
Real estate – indirect	0	0		0	0	0	0	0		0	20	20
Alternative investments	0	(27)		0	0	(27)	0	(47)		0	0	(47)
of which hedge funds	0	0		0	0	0	0	0		0	0	0
of which other	0	(27)	[2]	0	0	(27)	0	(47)	[2]	0	0	(47)
Other investments	0	87		0	0	87	0	77		0	0	77
Total plan assets at fair value	2,337	974		0	491	3,802	2,186	1,532		0	494	4,212
1 Prior period has been revised to reclassify the leveling of certain plan assets.
2 Primarily related to derivative instruments.

Weighted-average plan asset allocation as of the measurement date
Plan asset allocation
December 31	2021	2020
Weighted-average (%)
Cash and cash equivalents	2.9	6.3
Debt securities	92.9	90.5
Equity securities	2.6	2.0
Real estate	0.0	0.5
Alternative investments	(0.7)	(1.1)
Insurance	2.3	1.8
Total	100.0	100.0

Weighted-average target plan asset allocation to be applied prospectively	2022 target plan asset allocation
Weighted-average (%)
Cash and cash equivalents	0.3
Debt securities	93.4
Equity securities	2.2
Real estate	0.6
Alternative investments	1.2
Insurance	2.3
Total	100.0

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments
	International single-employer defined benefit pension plans	Other post-retirement defined benefit plan
Payments (CHF million)
2022	110	10
2023	102	10
2024	110	10
2025	111	9
2026	117	9
For five years thereafter	646	34